RELATED PARTY TRANSACTIONS - Private Placement Units (Details) - USD ($)	Dec. 14, 2021	Mar. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Purchase price per unit		$ 0.10	$ 0.10
Private Placement
RELATED PARTY TRANSACTIONS
Number of units sold	800,000
Purchase price per unit	$ 10.00
Number of warrants to purchase shares issued	66,000
Proceeds from sale of Private Placement Warrants	$ 8,000,000
Private Placement | Private Placement Warrants
RELATED PARTY TRANSACTIONS
Number of warrants in a unit	0.5
Private Placement | Class A ordinary shares
RELATED PARTY TRANSACTIONS
Number of shares per warrant	1